Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	62 Months Ended	76 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
BBH Select Series - Mid Cap Fund - Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	36.79%	6.06%
BBH Partner Fund - International Equity - Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	28.56%		4.70%			5.28%
BBH Limited Duration Fund - Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.28%		3.39%			2.83%
BBH Limited Duration Fund - Class N Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	8.20%		3.29%			2.72%
BBH Income Fund - CLASS I SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	13.37%		2.09%		3.32%
BBH Select Series - Large Cap Fund - Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	28.80%		10.89%	10.83%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.33%		1.51%			2.61%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	9.10%		1.32%			2.44%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%	15.31%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	35.39%	5.28%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	22.97%		6.24%			5.27%
Referenced Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Referenced Benchmark
Average Annual Return, Percent	6.84%		2.36%			2.15%
Barclays Capital U.S. 1-3 Treasury Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclays Capital U.S. 1-3 Treasury Bond Index ("BCTSY")
Average Annual Return, Percent	5.78%		1.29%			1.32%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.41%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	7.53%		1.14%			2.06%